GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
7.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

During the years ended December 31, 2015 and 2014, we did not identify an impairment as a result of our annual impairment test. However, at December 31, 2015, as further discussed in Note 2 “Goodwill and other intangible assets”, we considered the likelihood of triggering events that might cause us to reassess goodwill on an interim basis and concluded that we had an impairment indictor in our IP products reporting unit, included in our IP services reporting segment below. We recalculated the fair value and it substantially exceeded the carrying value. At December 31, 2015, goodwill attributable to the IP Products reporting unit was $5.8 million.

Effective January 1, 2016, under our new segments as described in note 12, the carrying amount of our goodwill is as follows (in thousands):

December 31, 2015 and 2014
Data Center and Network Services	$80,104
Cloud and hosting services	50,209
130,313

Other Intangible Assets

During the years ended December 31, 2015 and 2014, we concluded that no impairment indicators existed to cause us to reassess our other intangible assets.

The components of our amortizing intangible assets, including capitalized software, are as follows (in thousands):

	December 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Acquired and developed technology	$52,783	(43,807)	$52,512	$(40,718)
Customer relationships and trade names (1)	69,548	(45,637)	69,548	(28,797)
	$122,331	(89,444)	$122,060	$(69,515)

(1)	During 2015, we determined to phase-out the use of the iWeb trade name to support our long-term strategy. As a result, we changed the estimate of the trade name’s useful life to approximately nine months beginning in late March 2015. During the year ended December 31, 2015, the additional amortization expense was $14.0 million. At December 31, 2015, the unamortized balance was zero.

Amortization expense for intangible assets during the years ended December 31, 2015, 2014 and 2013 was $20.3 million, $9.1 million and $5.9 million, respectively. As of December 31, 2015, remaining amortization expense is as follows (in thousands):

2016	$5,242
2017	4,488
2018	4,321
2019	3,714
2020	2,614
Thereafter	12,508
$32,887